Earnings per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents the calculation of basic and diluted earnings per share ("EPS"):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income attributable to Hilton stockholders	$260	$217	$418	$378
Denominator:
Weighted average shares outstanding	290	301	291	308
Basic EPS	$0.90	$0.72	$1.43	$1.22

Diluted EPS:
Numerator:
Net income attributable to Hilton stockholders	$260	$217	$418	$378
Denominator:
Weighted average shares outstanding	292	303	294	311
Diluted EPS	$0.89	$0.71	$1.42	$1.21

The following table presents the calculation of basic and diluted earnings (loss) per share ("EPS").

	Year Ended December 31,
	2018	2017	2016
	(in millions, except per share amounts)
Basic EPS:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$764	$1,084	$(27)
Denominator:
Weighted average shares outstanding	302	324	329
Basic EPS	$2.53	$3.34	$(0.08)

Diluted EPS:
Numerator:
Net income (loss) from continuing operations attributable to Hilton stockholders	$764	$1,084	$(27)
Denominator:
Weighted average shares outstanding	305	327	329
Diluted EPS	$2.50	$3.32	$(0.08)